31. Supplemental cash flow information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Information Details
Total additions to intangible assets (Note 14 (b))	R$ 3,490,298	R$ 3,855,831	R$ 3,604,442
Items not affecting cash (see breakdown below)	(1,532,518)	(1,747,664)	(1,207,090)
Total additions to intangible assets as per statement of cash flows	1,957,780	2,108,167	2,397,352
Investments and financing operations affecting intangible assets but not cash:
Interest capitalized in the year	649,048	700,743	466,544
Contractors payable	213,340	57,431	(57,041)
Program contract commitments	95,126	4,262	136,543
Public Private Partnership - Sao Lourenco PPP	501,591	893,181	548,978
Leases	3,078	10,534	36,877
Construction margin	(70,335)	(81,513)	(72,908)
Other	0	0	2,281
Total	R$ 1,532,518	R$ 1,747,664	R$ 1,207,090